BIOLOGICAL ASSETS - Rollforward of biological assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Changes in balances of biological assets
Beginning balance	R$ 12,248,732	R$ 11,161,210	R$ 11,161,210
Addition	2,135,997		3,807,608
Depletion	(1,821,352)		(3,189,726)
Transfers			23,471
Gain on fair value adjustment	171,618	R$ 564,533	763,091
Disposal	(54,494)		(211,433)
Other write-offs	(16,455)		(105,489)
Ending balance	R$ 12,664,046		R$ 12,248,732
Effective area of forest from the year of planting	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years